Schedule of fixed assets,net (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Software (ERP Implementation)	€ 87,800	€ 87,800	€ 87,800
Equipment	61,070	53,445	48,976
Total fixed assets	148,870	141,245	136,776
Less: accumulated depreciation	(126,405)	(98,323)	(53,799)
Fixed assets, net	€ 22,465	€ 42,922	€ 82,977